UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300

Signature, Place and Date of Signing:


/s/ Barry Feirstein             New York, New York           May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $ 104,822
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                              FORM 13F                                                (SEC USE ONLY)
Page 1 of 1                                               Barry Feirstein
31-Mar-04

                                                                                                                         Item 8:
                                                                                                      Item 7:      Voting Authority
Item 1:                     Item 2:           Item 3:    Item 4:          Item 5:          Item 6:   Managers          (shares)
Name                        Title             CUSIP    Mkt Value    SHRS OR  SH/ PUT/   Investment    See      (a)      (b)   (c)
of Issuer                   of Class          Number   (x 1000)     PRN AMT  PRN CALL   Discretion  Inst. V    Sole   Shared  None
---------                   --------          ------   --------     -------  --------   ----------  -------    ----   ------- ---

ABOVENET INC                Common           00374N107    1,140      30,000      SH         Sole                  30,000
AMERICA ONLINE LATIN        Class A          02365B100      56       50,000      SH         Sole                  50,000
AUTHENTIDATE HLDG CORP      Common           052666104     668       50,000      SH         Sole                  50,000
CHICAGO BRIDGE & IRON       NY Registry St   167250109    1,809      65,000      SH         Sole                  65,000
COVAD COMMUNICATIONS        Common           222814204    8,820     3,500,000    SH         Sole               3,500,000
COINSTAR INC                Common           19259P300    3,158      200,000     SH         Sole                 200,000
DIGI INTL INC               Common           253798102     666       67,500      SH         Sole                  67,500
EDIETS                      Common           280597105     707       100,000     SH         Sole                 100,000
EDUCATION LENDING GRP       Common           28140A109    3,164      200,000     SH         Sole                 200,000
ELECTRIC CITY CORP          Common           284868106     784       398,200     SH         Sole                 398,200
ENERGYCONVERSION DEVICE     Common           292659109    2,448      250,000     SH         Sole                 250,000
EQUINIX INC                 Common           294440502    3,623      100,000     SH         Sole                 100,000
FARO TECHNOLOGIES           Common           311642102    1,150      50,000      SH         Sole                  50,000
FIBERSTARS INC              Common           315662106     633       75,000      SH         Sole                  75,000
FUEL-TECH N V               Common           359523107    1,500      300,000     SH         Sole                 300,000
GENITOPE CORP               Common           37229P507     286       25,000      SH         Sole                  25,000
HOMESTORE COM INC           Common           437852106    2,538      600,000     SH         Sole                 600,000
I-FLOW CORP                 Common           449520303    14,080    1,000,000    SH         Sole               1,000,000
IN FOCUS SYS                Common           45665B106     654       70,000      SH         Sole                  70,000
MILLICOM INTL CELLULAR SA   SHS NEW          L6388F110    22,000    1,000,000    SH         Sole               1,000,000
ONVIA COM INC               Common           68338T403    1,529      342,000     SH         Sole                 342,000
OVERSTOCK.COM               Common           690370101    2,094      67,800      SH         Sole                  67,800
PROVIDENCE SVC CORP         Common           743815102    1,750      98,200      SH         Sole                  98,200
ROTO-ROOTER INC             Common           778787101    10,110     200,000     SH         Sole                 200,000
SIRIUS SATELLITE RADIO      Common           82966U103    1,190      350,000     SH         Sole                 350,000
SKILLSOFT CORP              Common           830928107    2,383      186,600     SH         Sole                 186,600
STRATASYS INC               Common           862685104    3,802      200,000     SH         Sole                 200,000
TESCO CORP                  Common           88157K101    3,815      500,000     SH         Sole                 500,000
TRANSMETA CORP DEL          Common           89376R109    1,188      300,000     SH         Sole                 300,000
TRIDENT MICROSYSTEMS        Common           895919108    1,595      100,000     SH         Sole                 100,000
US HOME & GARDEN INC        Common           902939107    1,956      400,000     SH         Sole                 400,000
UNIVERSAL DISPLAY CORP      Common           91347P105     642       50,000      SH         Sole                  50,000
WEBEX INC                   Common           94767L109    1,487      50,000      SH         Sole                  50,000
XM SATELLITE RADIO HLD      CL A             983759101    1,397      50,000      SH         Sole                  50,000
                                                        104,822

00618.0001 #484834